Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Significant Contingent Liabilities and Unrecognized Commitments
36.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS
Significant contingent liabilities and unrecognized commitments of the Company as of the end of the reporting period, excluding those disclosed in other notes, were as follows:

a.
Under a technical cooperation agreement with Industrial Technology Research Institute, the R.O.C. Government or its designee approved by TSMC can use up to 35% of TSMC’s capacity provided TSMC’s outstanding commitments to its customers are not prejudiced. The term of this agreement is for five years beginning from January 1, 1987 and is automatically renewed for successive periods of five years unless otherwise terminated by either party with one year prior notice. As of the end of reporting period, the R.O.C. Government did not invoke such right.

b.
Under a Shareholders Agreement entered into with Philips and EDB Investments Pte Ltd. on March 30, 1999, the parties formed a joint venture company, SSMC, which is an integrated circuit foundry in Singapore. TSMC’s equity interest in SSMC was 32%. Nevertheless, in September 2006, Philips spun-off its semiconductor subsidiary which was renamed as NXP B.V. Further, TSMC and NXP B.V. purchased all the SSMC shares owned by EDB Investments Pte Ltd. pro rata according to the Shareholders Agreement on November 15, 2006. After the purchase, TSMC and NXP B.V. currently own approximately 39% and 61% of the SSMC shares, respectively. TSMC and NXP B.V. are required, in the aggregate, to purchase at least 70% of SSMC’s capacity, but TSMC alone is not required to purchase more than 28% of the capacity. If any party defaults on the commitment and the capacity utilization of SSMC falls below a specific percentage of its capacity, the defaulting party is required to compensate SSMC for all related unavoidable costs. There was no default from the aforementioned commitment as of the end of reporting period.

c.
In September 2022, Daedalus Prime LLC (“Daedalus”) filed complaints in the U.S. International Trade Commission (“ITC”) and the U.S. District Court for the Eastern District of Texas alleging that TSMC, TSMC North America, and other companies infringe four U.S. patents. The ITC instituted an investigation in October 2022. In June 2023, Daedalus dropped two of the asserted patents in the ITC.

Also in June 2023, Daedalus filed another complaint in the Eastern District of Texas alleging that TSMC infringes five U.S. patents. In September 2023, the ITC granted the parties’ joint motion to suspend the procedural schedule while the parties finalize the settlement agreement and then request termination of the ITC Investigation and related litigations. In October 2023, the parties jointly requested the ITC to terminate the investigation and Eastern District of Texas to dismiss the related litigations. In November 2023, the ITC investigation was terminated and the related litigations in the Eastern District of Texas were dismissed.

d.
TSMC entered into long-term purchase agreements of materials and supplies and agreements of waste disposal with multiple suppliers. The relative minimum fulfillment quantity and price are specified in the agreements.

e.	TSMC entered into a long-term purchase agreement of equipment. The relative fulfillment quantity and price are specified in the agreement.

f.	TSMC entered into long-term energy purchase agreements with multiple suppliers. The relative fulfillment period, quantity and price are specified in the agreements.

g.	Amounts available under unused letters of credit as of December 31, 2022 and 2023 were NT$384.0 million and NT$434.0 million, respectively.

h.
The Company entrusted financial institutions to provide performance guarantees mainly for import and export of goods, lease agreement and energy purchase agreement. As of December 31, 2022 and 2023, the aforementioned guarantee amounted to NT$7,623.3 million and NT$8,013.0 million, respectively.